Net interest income	12 Months Ended
Dec. 31, 2019
Net interest income
5 Net interest income
in	2019	2018	2017
Net interest income (CHF million)
Loans	7,173	6,778	5,981
Investment securities	9	80	47
Trading assets	7,341	7,131	6,698
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,926	2,856	2,515
Other	2,731	2,778	1,820
Interest and dividend income	20,180	19,623	17,061
Deposits	(3,055)	(2,291)	(1,360)
Short-term borrowings	(422)	(370)	(168)
Trading liabilities	(3,513)	(3,453)	(3,546)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,669)	(1,877)	(1,284)
Long-term debt	(3,361)	(3,696)	(3,580)
Other	(1,111)	(811)	(431)
Interest expense	(13,131)	(12,498)	(10,369)
Net interest income	7,049	7,125	6,692